Transactions with Related Parties - Management and Administrative Agreements (Details) - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 07, 2017	Jun. 05, 2015	Jun. 30, 2019	Jun. 30, 2018	Nov. 18, 2014	Dec. 13, 2013
Other income/ (expense), net	$ 8,076,000	$ (2,242,000)			$ 13,465,000	$ (7,061,000)
General and administrative expenses	10,444,000	8,327,000			20,470,000	15,254,000
Navios Partners | Management agreement
Management fees	16,497,000	17,382,000			33,106,000	34,072,000
Other income/ (expense), net	1,680,000	0			$ 3,780,000	0
Termination date of agreement					Dec. 31, 2019
Navios Partners | Management agreement | Ultra-Handymax vessel
Daily management fee					$ 4,200
Navios Partners | Management agreement | Panamax vessel
Daily management fee					4,300
Navios Partners | Management agreement | Capesize vessel
Daily management fee					5,250
Navios Partners | Management agreement | Container vessel of 6,800 TEU
Daily management fee					6,700
Navios Partners | Management agreement | Container vessel more than 8,000 TEU
Daily management fee					7,400
Navios Partners | Management agreement | Container vessel more than 13,000 TEU
Daily management fee					8,750
Navios Partners | Administrative agreement
General and administrative expenses	2,537,000	2,330,000			$ 5,127,000	4,580,000
Termination date of agreement					Dec. 31, 2022
Navios Acquisition | Management agreement
Management fees	26,925,000	22,913,000			$ 54,831,000	46,312,000
Other income/ (expense), net	2,100,000	0			$ 3,990,000	0
Termination date of agreement					May 31, 2020
Navios Acquisition | Management agreement amendment | MR2 product tanker and chemical tanker vessel
Daily management fee					$ 6,350
Navios Acquisition | Management agreement amendment | LR1 product tanker vessel
Daily management fee					7,150
Navios Acquisition | Management agreement amendment | VLCC vessel
Daily management fee					9,500
Navios Acquisition | Management agreement further amendment | MR2 product tanker and chemical tanker vessel
Daily management fee					6,500
Navios Acquisition | Management agreement further amendment | LR1 product tanker vessel
Daily management fee					7,150
Navios Acquisition | Management agreement further amendment | VLCC vessel
Daily management fee					9,500
Navios Acquisition | Administrative agreement
General and administrative expenses	2,761,000	2,188,000			$ 5,626,000	4,435,000
Termination date of agreement					May 31, 2020
Navios Logistics | Administrative agreement
General and administrative expenses	286,000	250,000			$ 572,000	500,000
Termination date of agreement					Dec. 31, 2021
Navios Europe I | Management agreement
Management fees	4,773,000	5,154,000			$ 9,488,000	10,377,000
Duration of agreements								6 years
Navios Europe I | Administrative agreement
General and administrative expenses	406,000	332,000			$ 808,000	660,000
Administrative services agreement term in years								6 years
Navios Midstream | Management agreement
Management fees		5,187,000				10,251,000
Duration of agreements							5 years
Termination date of agreement					Dec. 31, 2018
Navios Midstream | Management agreement | VLCC vessel
Daily management fee					$ 9,500
Navios Midstream | Administrative agreement
General and administrative expenses		375,000				744,000
Administrative services agreement term in years							5 years
Navios Europe II | Management agreement
Management fees	5,885,000	5,540,000			12,380,000	10,801,000
Duration of agreements				6 years
Navios Europe II | Administrative agreement
General and administrative expenses	613,000	509,000			1,220,000	1,012,000
Administrative services agreement term in years				6 years
Navios Containers | Management agreement
Management fees	16,408,000	12,449,000			32,131,000	24,088,000
Duration of agreements			5 years
Other income/ (expense), net	1,470,000				$ 2,940,000
Termination date of agreement					Dec. 31, 2019
Navios Containers | Management agreement | Container vessel up to 5,500 TEU
Daily management fee					$ 6,100
Navios Containers | Management agreement | Container vessel more than 5,500 TEU and up to 8,000 TEU
Daily management fee					6,700
Navios Containers | Management agreement | Container vessel more than 8,000 TEU and up to 10,000 TEU
Daily management fee					$ 7,400
Navios Containers | Automatic extension of management agreement
Duration of agreements					5 years
Navios Containers | Administrative agreement
General and administrative expenses	$ 2,008,000	$ 1,393,000			$ 3,941,000	$ 2,700,000
Administrative services agreement term in years			5 years
Navios Containers | Automatic extension of administrative agreement
Administrative services agreement term in years					5 years